JPMorgan US Large Cap Core Plus Fund Expense Example - R2 R5 R6 Shares [Member] - JPMorgan US Large Cap Core Plus Fund	Jun. 30, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 212
Expense Example, with Redemption, 3 Years	678
Expense Example, with Redemption, 5 Years	1,170
Expense Example, with Redemption, 10 Years	2,525
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	830
Expense Example, with Redemption, 10 Years	1,826
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	444
Expense Example, with Redemption, 5 Years	773
Expense Example, with Redemption, 10 Years	$ 1,705